GS Mortgage-Backed Securities Trust 2023-RPL2 ABS-15G

Exhibit 99.1 - Schedule 7

Unique ID	LOANID	Rating	Type	Exception	Credit Comments	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Origination Date	State
843202322	XXX	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase		Finance charges under disclosed by $439.05 which exceeds the $100 tolerance for purchase transactions. TIL itemization did not disclose the tax service fee $62, flood cert fee $15, closing fee $350 or courier fee of $15 as prepaid finance charges.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	7/XX/2000	XXXX
843202322	XXX	Critical	Credit	[3] Application Incomplete	The fully executed Final Loan Application was void of all data.				7/XX/2000	XXXX
843202322	XXX	Critical	Credit	[3] Manufactured (Double-Wide)	Per the appraisal date 07/XX/2000 subject is a manufactured home.				7/XX/2000	XXXX
843202322	XXX	Non Critical	Compliance	[2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1					7/XX/2000	XXXX
843202322	XXX	Non Critical	Compliance	[2] State - Missing Waiver of Borrower's Rights					7/XX/2000	XXXX
843202322	XXX	Non Critical	Credit	[2] Combined Orig LTV >100%					7/XX/2000	XXXX
843202319	XXX	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase		Finance charges under disclosed by $596.80 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	9/XX/2007	XXXX
843202319	XXX	Critical	Compliance	[3] TIL Incomplete		Final TIL incomplete due to the payment stream being illegible.	NO		9/XX/2007	XXXX
843202319	XXX	Critical	Credit	[3] Final Application Missing					9/XX/2007	XXXX
843202319	XXX	Critical	Credit	[3] Missing Initial Application					9/XX/2007	XXXX
843202319	XXX	Non Critical	Compliance	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					9/XX/2007	XXXX
843202319	XXX	Non Critical	Compliance	[2] State - Missing Borrower's Choice of Attorney Disclosure					9/XX/2007	XXXX
843202319	XXX	Non Critical	Compliance	[2] State - Missing Fair Credit Reporting Act Notice					9/XX/2007	XXXX
843202319	XXX	Non Critical	Compliance	[2] State - Missing Affidavit of Compliance / Smoke Alarm					9/XX/2007	XXXX
843202319	XXX	Non Critical	Compliance	[2] State - Missing Appraisal and Consumer Report Notice					9/XX/2007	XXXX
843202319	XXX	Non Critical	Compliance	[2] State - Missing Insurance Disclsoure					9/XX/2007	XXXX
843202319	XXX	Non Critical	Compliance	[2] State - Missing Interest Rate Disclsoure					9/XX/2007	XXXX
843202319	XXX	Non Critical	Compliance	[2] State - Missing Tax Escrow Account Designation					9/XX/2007	XXXX